Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets
Intangible Assets

6.Intangible Assets

The Company has obtained licenses to various intellectual property expected to be used in connection with its robotic surgical orthopedic implant system and other products and systems to be developed in the future. The total cost of these licenses was $1,125,000 and is being amortized over their estimated useful lives of five years. During 2022 and 2021, the Company recorded amortization expense of $210,000 and $156,250 related to these licenses. As of December 31, 2022 and 2021, the accumulated amortization on these intangible assets was $366,250 and $156,250, respectively.